Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Other Non-Current Assets

Note 7. Other Non-Current Assets

Other non-current assets consist of the following at December 31 (in thousands):

	2021	2020
Security deposits	$1,883	$1,888
Restricted cash	4,000	—
Deferred offering costs	—	3,711
Other long-term assets	2,610	—
Total other non-current assets	$8,493	$5,599